Schedule H, Line 4i - Schedule of Assets	12 Months Ended
Dec. 31, 2025
EBP 003
Schedule H, Line 4i - Schedule of Assets
Schedule H, Line 4i - Schedule of Assets

The Principal Select Savings Plan

EIN: 42-1520346 Plan Number: 003

Schedule H, Line 4i – Schedule of Assets (Held at End of Year)

December 31, 2025

	Description of	Current
Identity of Issue	Investment	Value
Principal Life Insurance Company*	Deposits in deferred income annuity	$3,830,269

Principal Life Insurance Company*	Deposits in guaranteed interest accounts	62,819,168

Principal Life Insurance Company*	Deposits in insurance company Small-Cap Value II Separate Account	49,191,341

Principal Life Insurance Company*	Deposits in insurance company U.S. Property Separate Account	150,458,645

Principal Life Insurance Company*	Deposits in insurance company Core Plus Bond Separate Account	125,312,544

Principal Life Insurance Company*	Deposits in insurance company Diversified International Separate Account	256,200,509

Principal Life Insurance Company*	Deposits in insurance company Large-Cap Stock Index Separate Account	765,596,255

Principal Life Insurance Company*	Deposits in insurance company Government and High Quality Bond Separate Account	50,947,527

Principal Life Insurance Company*	Deposits in insurance company Mid-Cap Separate Account	373,572,438

Principal Life Insurance Company*	Deposits in insurance company Global Emerging Markets Separate Account	131,489,952

Principal Life Insurance Company*	Deposits in insurance company Diversified Real Asset Separate Account	17,592,590

Principal Life Insurance Company*	Deposits in insurance company Inflation Protection Separate Account	50,634,324

Principal Life Insurance Company*	Deposits in insurance company Large-Cap Growth I Separate Account	274,723,420

Principal Life Insurance Company*	Deposits in insurance company Blue Chip Separate Account	191,656,190

Principal Life Insurance Company*	Deposits in insurance company Small-Cap Growth I Separate Account	104,670,339

Principal Life Insurance Company*	Deposits in insurance company Small-Cap Stock Index Separate Account	221,876,346

Principal Life Insurance Company*	Deposits in insurance company Equity Income Separate Account	195,326,179

	Description of	Current
Identity of Issue	Investment	Value

Principal Life Insurance Company*	Deposits in insurance company Mid-Cap Stock Index Separate Account	$22,925,131

Principal Global Investors Trust Company*	Collective investment trust Lifetime Hybrid 2015	2,678,769

Principal Global Investors Trust Company*	Collective investment trust Lifetime Hybrid 2020	59,201,593

Principal Global Investors Trust Company*	Collective investment trust Lifetime Hybrid 2025	52,967,803

Principal Global Investors Trust Company*	Collective investment trust Lifetime Hybrid 2030	245,943,798

Principal Global Investors Trust Company*	Collective investment trust Lifetime Hybrid 2035	145,410,492

Principal Global Investors Trust Company*	Collective investment trust Lifetime Hybrid 2040	324,570,399

Principal Global Investors Trust Company*	Collective investment trust Lifetime Hybrid 2045	135,280,213

Principal Global Investors Trust Company*	Collective investment trust Lifetime Hybrid 2050	266,649,349

Principal Global Investors Trust Company*	Collective investment trust Lifetime Hybrid 2055	112,871,435

Principal Global Investors Trust Company*	Collective investment trust Lifetime Hybrid 2060	90,579,079

Principal Global Investors Trust Company*	Collective investment trust Lifetime Hybrid 2065	36,301,703

Principal Global Investors Trust Company*	Collective investment trust Lifetime Hybrid 2070	6,801,442

Principal Global Investors Trust Company*	Collective investment trust Lifetime Hybrid Income	38,798,963

SEI Trust Company	Collective investment trust Prin/BR Aggregate Bond Index	35,787,560

SEI Trust Company	Collective investment trust Prin/BR International Equity Index	46,413,138

Principal Global Investors Trust Company*	Collective investment trust Morley Income Fund III	100,158,542

Principal Global Investors Trust Company*	Collective investment trust Morley Stable Income Bond Fund	61,656,944

Principal Life Insurance Company*	Pooled Separate Accounts Principal Liquid Assets Separate Account	4,486,527

PSSVSA*	Wrapper contract	5,255,449

Schwab Funds	Self-directed brokerage account	67,825,072

Principal Financial Group, Inc.*	1,418,590 shares of Principal Financial Group, Inc. ESOP	125,133,789

Loans to participants*	Notes receivable from participants with varying maturity dates and interest rates ranging from 4.50% to 10.50%	25,586,399
		$5,039,181,625
*	Indicates party-in-interest to the Plan.